Shareholders' equity - Preferred Stock Summary (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 20, 2017	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Total shares issued and outstanding (shares)		35,826	35,826
Carrying value		$ 3,542	$ 3,542
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 1,011.11
Preferred stock, dividend rate per normal preferred capital security (usd per share)	10.1111
Per annum dividend rate		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%
Per annum dividend rate		4.00%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		5,001	5,001
Carrying value		$ 500	$ 500
Series A Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate		0.565%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	1,300
Per annum dividend rate		5.20%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		5,825	5,825
Carrying value		$ 568	$ 568
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	2,250.00
Per annum dividend rate		4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%
Per annum dividend rate		4.50%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		5,000	5,000
Carrying value		$ 494	$ 494
Series D Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate		2.46%
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 2,475
Per annum dividend rate		4.95% to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%
Per annum dividend rate		4.95%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		10,000	10,000
Carrying value		$ 990	$ 990
Series E Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate		3.42%
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate		4.625% to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%
Per annum dividend rate		4.625%
Liquidation preference per share (usd per share)		$ 100,000
Total shares issued and outstanding (shares)		10,000	10,000
Carrying value		$ 990	$ 990
Series F Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate		3.131%